PRUDENTIAL GLOBAL SHORT DURATION HIGH YIELD FUND, INC.

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102-4077

October 5, 2012

VIA EDGAR SUBMISSION

Mr. Larry Greene

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                                                                               Prudential Global Short Duration High Yield Fund, Inc. (“Fund”)

Pre-Effective Amendment No. 1 to the Registration Statement
under the Securities Act of 1933 (No. 333-182826) and
Amendment No. 1 to the Registration Statement under
the Investment Company Act of 1940 (No. 811-22724)

Dear Mr. Greene:

On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”), under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”) is an amendment to the Fund’s initial registration statement on Form N-2 filed with the Commission on July 24, 2012 (the “Registration Statement”), including exhibits thereto, which amendment constitutes Pre-Effective Amendment No. 1 to the Registration Statement under the 1933 Act and Amendment No. 1 to the Registration Statement under the 1940 Act (the “Amendment”).  The Amendment has been marked to reflect new or revised disclosure to indicate revisions from the Registration Statement (the “Amendment No. 1”) filed with the Commission on October 4, 2012 incorporating (i) responses to comments from the staff and (ii) other non-material updates.

This letter is intended to respond to the staff’s comments on the Registration Statement that you conveyed in a letter dated August 22, 2012 address to Mrs. DiGiacomo.  For your convenience, a summary of the staff’s comments is included herein and the Fund’s responses are keyed accordingly, as set forth below.  The responses will be included in the Amendment, as indicated.

Capitalized terms used herein, and not otherwise defined, have the respective meanings assigned in the Amendment.

General

Comment:  The summary section and other segments of the prospectus discloses that the Fund will invest up to 20% of its investable assets in derivatives for hedging, investment or leverage purposes, or to manage interest rates or the duration of the Fund’s portfolio, including futures, forwards, and swaps. Please summarize in this section, and disclose more fully in the prospectus, all material aspects of the derivatives in which the Fund will invest. In this regard, see The Letter to Karrie McMillan, Esq., General Counsel, Investment Company Institute, Derivatives-Related Disclosures by Investment

Companies (July 30, 2010). Please disclose specifically why and when the Fund will invest in derivatives, distinguish the risks of purchasing and selling derivatives and disclose the creditworthiness standards the Fund will employ when selecting counterparties. Please disclose the limits on the amount of assets the Fund may subject to any one counterparty.

Response:  The Fund has revised the prospectus summary under the section entitled “Investment Objectives and Policies-Derivatives” in order to summarize the material aspects of the Fund’s expected investments in derivative instruments, including why and when the Fund will invest in such derivative instruments, distinguishing the material risks of purchasing and selling such derivatives.  The Fund has also revised the section entitled “Investment Objectives and Policies-Portfolio Composition” to disclose more information about the Fund’s expected investments in derivative instruments, including distinguishing the risks of purchasing and selling such derivatives, disclosing the creditworthiness standards the Fund will employ when selecting counterparties.

Comment:  The Fund has the term “global” in its name.  The prospectus discloses that the Fund will invest “around the world” and in at least three countries outside the U.S.  Please disclose more specifically how much the Fund under normal market conditions will invest in foreign countries. Also, please explain why investing in only four countries is consistent with global investing. See Investment Company Names, Investment Company Act Release No. 24828, at n.42 (Jan. 17, 2001).

Response:  The Fund has revised its disclosure in the section entitled “Prospectus Summary-Investment Objective and Policies-Foreign Instruments” and elsewhere in the Amendment as appropriate to state the following: “The Fund expects to invest in at least four countries (including the United States) and at least approximately 40% of its Investable Assets in instruments of foreign issuers, dependant upon current investment opportunities.  The Fund's investments in foreign issuers may be lower at any time or from time to time, but such investments may not be lower than 30% of the Fund's Investable Assets.”  The Fund believes that its revised approach is consistent with the recent guidance given by the Commission of the staff.  See the Letter to Mara Shreck, Esq., Associate Counsel, Investment Company Institute, SEC STAFF COMMENTS ON FUND NAMES (RULE 35d-1) (June 4, 2012).

Comment:  Please state in your response letter whether FINRA will or has reviewed the proposed underwriting terms and arrangements of the transaction involved in the registration statement. In this connection indicate whether FINRA has reviewed the payments by the manager of additional compensation, structuring and syndication fees, and sales incentive fees as discussed under the caption “Underwriting.” Indicate also whether FINRA aggregated such payments with the sales ads or other fees for purposes of determining compliance with FINRA guidelines on underwriter compensation.

Response:  FINRA will review the proposed underwriting terms and arrangements of the transaction involved in the Registration Statement.  The Fund agrees to keep the staff updated on FINRA’s review of the payments by the manager of various structuring fees or other payments constituting underwriting compensation to qualifying underwriters, and the reimbursements and other expenses to be paid by the Fund, as discussed under the caption “Underwriting.”  We confirm that the sales load and other fees are aggregated for purposes of determining compliance with underwriter compensation in accordance with FINRA Rule 5110, which specifically references discounts and commissions as included within the total amount of underwriting compensation.

Comment:  The fee table on the cover discloses the amount of shares being registered. Confirm that shares to be used to fulfill over-allotments, if any, are included in the shares being registered.

Response:  The Fund confirms that the amount of shares being registered includes shares to be used to fulfill over-allotments.

Prospectus Cover

Comment:  The cover page discloses that derivatives will qualify as investments in high yield fixed income securities, so long as the underlying assets of a derivative are “based on one or more high yield fixed income instruments.” Please confirm that these derivatives have economic characteristics similar to the type of security suggested by the Fund’s name. Please disclose how closely correlated the performance of the derivative will be in order to qualify as a substitute for a direct investment in high yield fixed income securities. Please identify and describe the derivatives in which the Fund will invest as substitutes for direct investments.

Response:  The Fund confirms that the derivatives that will qualify as investments in high yield fixed income securities have economic characteristics similar to the type of security suggested by the Fund’s name.  The Fund has enhanced its disclosure on the prospectus cover, in the section of the Amendment entitled “Prospectus Summary-Investment Objective and Policies” and elsewhere as appropriate to state that in order for a derivative to qualify as a substitute for a direct investment in high yield fixed income instruments “the underlying asset of such derivatives are one or more high yield fixed income instruments or indices that are rated below investment grade”.  Finally, the Prospectus Summary was amended to identify and describe which derivatives that the Fund intends to utilize as a substitute for direct investments.

Prospectus

Table of Contents

Comment:  Please delete the penultimate sentence of the paragraph that follows the Table of Contents. Alternatively, revise the sentence with a clarification of the obligations of the Fund to update the prospectus during the offering period for material changes.

Response:  The Fund has revised the penultimate sentence of the paragraph that follows the Table of Contents to clarify the Fund’s obligations to update the prospectus during the offering period for material changes to the Fund.

PROSPECTUS SUMMARY

Comment:  Investment Objective and Policies (Page 4)

The prospectus discloses that the Fund will invest 80 percent of its “investable assets” in high yield fixed income instruments. The definition of investable assets is technical and difficult for an investor to understand. Please explain how the Fund’s calculation of investable assets is different from the calculation of net assets plus borrowings for investment purposes (as it is used to determine the minimum requirements for compliance with Rule 35d-1). If it results in fewer assets invested than net assets plus borrowings, please revise the disclosure to provide for a test that complies with Rule 35d-1. In this regard, “investable assets” is defined as total assets, minus certain items, including “accumulated dividends on any outstanding shares of Common Stock and preferred stock issued by the Fund.” Does “accumulated dividends” refer to dividends declared but not yet paid?

Response:  Although the definition of investable assets contained in the Registration Statement would not result in a different fee from the calculation noted in the staff’s comment, the Fund has revised its definition of Investable Assets in an attempt to be less technical and easier for investors to understand. The term Investable Assets is defined in the Amendment to refer to net assets attributable to the outstanding common stock of the Fund plus the liquidation preference of outstanding preferred stock issued by the Fund, the principal amount of any borrowings and the principal on debt securities issued by the Fund.

Comment:  Fixed Income Instruments (Page 6)

The summary discloses that the Fund’s investments in fixed income securities “may include” securities of all types. Please summarize all the material investments of the Fund, and include a more detailed description of the fixed income securities in which the Fund will invest in the main section of the prospectus. Please disclose the market capitalization, or other material aspects, of the private issuers in which the Fund will invest. Will the Fund focus its investments in any business sector? In this regard, please confirm to the staff that the Fund has no intention to invest to a significant extent in asset-backed or mortgage-backed securities, or revise the summary and prospectus accordingly.

Response:  The Fund has revised its disclosure to summarize the material investments of the Fund and include a more detailed description of the fixed income instruments in which the Fund will invest in the main section of the prospectus.  The Fund respectfully submits that it does not intend to invest in private issuers, thus it has not added any additional disclosure regarding the market capitalization or other material aspects of private issuers.  The Fund also respectfully submits that it will not focus its investments in any business sector.  The Fund confirms to the staff that it has no intention to invest to a significant extent in asset-backed or mortgage-backed securities.

Comment:  Leverage (Page 7)

The prospectus refers to the limitations of the 1940 Act when describing restrictions on the ability of the Fund to borrow or leverage. Please disclose the limitations of the 1940 Act in terms of percentage of Fund assets. Also please disclose the maximum amount the Fund may leverage through borrowing, including reverse repurchase agreements and the issuance of preferred stock.

Response:  The Fund has revised the section of the Amendment entitled “Prospectus Summary — Leverage,” “Leverage” and elsewhere as necessary to disclose the limitations of the 1940Act in terms of percentage of Fund assets.  Additionally, the Fund has revised its disclosure to provide that the Fund’s total leverage, either through Borrowings, preferred issuances or effective leverage may not exceed 33 1/3% of the Fund’s Investable Assets.

Comment:  Selected Risk Factors

Leverage Risk (Page 13)

Disclosure in the first paragraph indicates that borrowings will be subject to specific percentage limits. The last sentence states that the Fund may also engage in synthetic leverage, e.g., through swaps and other derivatives. Disclose whether the latter type of leverage will be subject to the statutory limits or the requirements of Investment Company Act Release No. 10666 (April 18, 1979) such that it is not a senior security.

Response:  The disclosure has been revised as requested in the section entitled “Prospectus Summary — Selected Risk Factors” and elsewhere in the Amendment as necessary.

Comment:  Loan Participations and Assignments Risk (Page 15)

Please define and summarize what loan participations and assignments are. Please clarify that they are included among the fixed income securities in which the Fund will invest.

Response:  The disclosure has been revised as requested to define and summarize loan participations and assignments.  The Fund has also clarified that loan participations and assignments are included among the fixed income securities in which the Fund will invest.

Comment:  SUMMARY OF FUND EXPENSES (Page 19)

Footnote 1 to the fee table states that the offering costs will be borne by the Fund. Please revise the disclosure to state that the Fund’s common shareholders will bear the offering costs.

Footnote 3 refers to the costs of establishing a credit facility. The prospectus also briefly mentions that a lender to the Fund may impose restraints on the investment and distributions of the Fund. Does the Fund intend to enter into a credit facility? If so, the prospectus should disclose the terms and conditions of the loan.

The Fund may invest in other investment companies. The fee table does not have an AFFE line item to reflect the indirect costs of investing in other investment companies. Please add disclosure reflecting the amount of AFFE expected to be incurred, unless that amount is less than one basis point, in which case confirm that AFFE will be included in “Other expenses.” (See Investment Company Act Release No. 27399 June 20, 2006).

Response:  The disclosure to footnote 1 has been revised as requested.

As to footnote 3, the Fund does intend to enter into a credit facility.  The Amendment discloses the expected material terms and conditions of the loan.

Although the Fund may invest in other investment companies, it does not intend to do so to any significant extent.  Thus, the amount is expected to be less than one basis point and will be included in “Other expenses.”

Comment:  INVESTMENT OBJECTIVE AND POLICIES

Investment Policies (Page 22)

The Fund invests primarily in high yield fixed income instruments of companies and governments located around the world. Please define “fixed income.” For example, may it include floating or variable rate debt, commercial paper, zero-coupon, or PIK bonds?

Response:  The Fund’s definition of high yield fixed income instruments has been revised to state that “the Fund considers fixed income instruments to include bonds, debentures, notes, commercial paper, floating rate or variable rate instruments, and other similar types of debt instruments, as well as loan participations and assignments, money market instruments, payment-in-kind securities and derivatives related to or referencing these types of instruments.”

Comment:  Foreign Instruments (Page 25)

The prospectus discloses that an investment is deemed to be in an emerging market if the local currency long-term debt rating assigned by all NRSROs is below A-. Please advise the staff why the Fund uses that definition and how it compares to the customary definition, such as that used by the World Bank.

Confirm that this paragraph, which seems to discuss risk rather than the strategy of foreign investing, should appear at this location in the prospectus, or at all. Further, disclosure in this section references an entity named Brandywine. This entity has, heretofore, not been described anywhere in the prospectus. Accordingly, unless this reference is a typographical error, please identify this entity and its relationship to the Fund. Otherwise, please revise this section accordingly.

Please revise the caption “Risk of NAV Erosion” to describe, in plain English, the potential loss of money to the Fund in the event an issuer calls a security.

Response:  The Fund has revised its definition of emerging market countries to mean “any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy as well as any other country that the Subadviser believes has an emerging economy or market.  Emerging market countries are expected to include, but are not limited to, Argentina, Brazil, Chile, China, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Peru, Philippines, Poland, Romania, Russia, Singapore, Slovakia, South Afica, South Korea, Taiwan, Thailand and Turkey.”

The disclosure has been revised to correct the typographical error.

The Fund has revised the caption “Risk of NAV Erosion” as requested by the staff.

Comment:  New Securities and Other Investment Techniques (Page 28)

The prospectus discloses that the Fund may invest in new types of securities and other investment practices that are developed from time to time. Please disclose how the Fund will inform current shareholders of new investments not described in the prospectus.

Response:  If the Fund invests to a significant extent in any new type of securities and other investment practices that are developed from time to time, the Fund would inform current shareholders of its intent to make such new investments in its annual or semi-annual report.

Comment:  MANAGEMENT AND ADVISORY ARRANGEMENTS (Page 47)

Please disclose how the Fund’s investments in derivatives affect the amount of the Fund’s advisory fee. For example, in calculating the Fund’s investable assets, does the Fund use the notional amount of a derivative contract or the value of the derivative as reflected on the books of the Fund? Likewise, when the Fund books a potential obligation to pay counterparties, does that accrual of a liability reduce investable assets? The Section 15 advisory contract, to be filed as a pre-effective amendment, should also specifically describe how the advisory fee is calculated.

Response:  In calculating the Fund’s Investable Assets, the Fund uses the market value or fair value of the derivative as reflected on the books of the Fund, not the notional amount of a derivative contract.  When the Fund books a potential obligation to pay counterparties, the accrual of the liability reduces the Fund’s Investable Assets.  Since an increase in the value of a derivative increased the Investable Assets of the Fund, it would likewise increase the advisory fee.  Similarly, the decrease in the value of a derivative would decrease the Fund’s Investable Assets and the advisory fee.  Additionally the Section 15 advisory contracts specifically describe how the advisory fee is calculated.

Comment:  UNDERWRITERS

Additional Compensation to be Paid by PI (Page 59)

The prospectus discloses that the advisor has agreed to pay an unidentified entity additional compensation for services related to the design and structuring of the Fund. Please revise the heading in the pre-effective amendment to state that such fees will be paid to the underwriter or an affiliate of the underwriter. Also file the contracts under which such compensation will be paid as exhibits. Also disclose how the services provided under such contracts differ from those provided by the advisor.

Response:  The disclosure in the “Underwriting” section has been significantly revised since the filing of the initial Registration Statement.  The disclosure regarding such additional compensation is now under the heading “Underwriting — Other Relationships.”  The contracts will be filed as exhibits to a subsequent amendment to the Amendment.”  As is the case with almost all blind-pool, firm commitment underwritten closed-end fund initial public offerings, PI, the manager here (and not the Fund), will pay structuring fees or additional compensation to various underwriters for their assistance with the structure, design and organization of the Fund and the distribution of the Fund’s shares.  This advice includes, but is not limited to, views from an investor market and distribution perspective on (i) diversification, proportion and concentration approaches for the Fund’s investments in light of current market conditions, (ii) marketing issues with respect to the Fund’s investment policies and proposed investments, (iii) the proportion of the Fund’s assets to invest in the Fund’s strategies and (iv) overall marketing and positioning thesis for the offering of the shares.  We note further that generally the structuring advice is provided to the Fund before the investment advisory contract with the manager has been approved by the Fund’s Board and before the manager has taken any active role in the management of the Fund’s assets.  We direct your attention to recent closed-end funds where structuring fees were paid to various qualifying underwriters for the type of advice we have just described: Blackstone / GSO Strategic Credit Fund (333-180619, 811-22686), Nuveen Preferred and Income Term Fund (333-181125, 811-22699), Cohen & Steers Limited Duration Preferred and Income Fund, Inc. (333-181113, 811-22707), PIMCO Dynamic Income Fund (333-179887, 811-22673).

Statement of Additional Information

Comment:  INVESTMENT POLICIES AND TECHNIQUES (Page 4)

Change the phrase “in this prospectus” appearing in the third and fourth paragraphs to “in this SAI.”

Response:  The disclosure has been revised as requested.

Comment:  CONVERSION TO OPEN-END FUND (Page 39)

Disclosure in the first paragraph indicates that in connection with a conversion of the Fund to open-end status, the Fund may be required to close out any credit default swaps that it had written. Please disclose why the Fund would need to close out any credit default swaps prior to a conversion.

Response:  The disclosure relating to credit default swaps has been deleted.

Tandy Representations

The Fund hereby acknowledges that (i) the Fund is responsible for the adequacy and accuracy of the disclosure in the Registration Statement; (ii) should the Commission or the staff, acting pursuant to delegated authority, declare the Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the Registration Statement; (iii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and (iv) the Fund may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Any questions or comments with respect to the Amendment may be communicated to Claudia DiGiacomo at (973) 802-5032.

Sincerely,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Vice President & Corporate Counsel